Share-based payments - Fair value per one option and related assumptions (Details) - USD ($)		1 Months Ended		12 Months Ended
	Nov. 18, 2020	Dec. 31, 2021	Nov. 30, 2021	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average FV of one option, US$			$ 3.57
Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Strike price, US$		$ 0.00		$ 10.00
Black-Scholes-Merton pricing model | Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	8 months
Market price, US$	$ 9.91
Strike price, US$	$ 10.00
Expected volatility	34.80%
Dividend yield	0.00%
Risk free interest rate	0.11%
FV of option, US$	$ 1.11
Black-Scholes-Merton pricing model | Stock Options granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield			0.00%
Average FV of one option, US$			$ 3.57
Black-Scholes-Merton pricing model | Stock Options granted in 2021 | Minimum.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			60 months
Market price, US$			$ 7.86
Strike price, US$			$ 0
Expected volatility			36.15%
Risk free interest rate			1.18%
Black-Scholes-Merton pricing model | Stock Options granted in 2021 | Maximum.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			90 months
Market price, US$			$ 8.71
Strike price, US$			$ 10
Expected volatility			37.88%
Risk free interest rate			1.27%
Nominal Value At Assumed Vesting Date | Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	12 months
Market price, US$	$ 9.91
Strike price, US$	$ 10.00
Expected volatility	34.80%
Dividend yield	0.00%
Risk free interest rate	0.11%
FV of option, US$	$ 1.34